Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued payroll		$ 248,027	$ 172,419	$ 145,779
Accrued interest		35,422		74,896
Accrued FAET		145,460	133,104	26,075
Accrued professional fees		74,300	99,255
Other accruals		28,225	136,432	8,024
Accrued liabilities	$ 667,383	$ 531,434	$ 541,210	$ 254,774